Commitments and Contingencies (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
19.	Commitments and Contingencies

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made. Legal expenses associated with any contingency are expensed as incurred.

In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $0.5 million which remains on the balance sheet as a liability at September 30, 2020 and December 31, 2019. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018, plaintiff Scott Meide filed a complaint in the United States District Court for the Middle District of Florida, Jacksonville Division against PEC, now one of our majority-owned subsidiaries, naming its former officers, among others, as defendants. The plaintiff’s claims are based on three investments: (i) the purchase of 750,000 restricted shares from PEC for the amount of $300,000 on July 18, 2014; (ii) the purchase of 800,000 shares of PEC from defendant Gregory Centineo in July 2015; and (iii) an investment in Evolution AI Corporation in 2018 in the amount of $75,000. Until recently, Mr. Meide was proceeding pro se. Although he has pled multiple claims, the crux of Mr. Meide’s claim, at least as pled in the Second Amended Complaint, which is the operative complaint, is that he was fraudulently induced into making all three investments. The complaint contains a claim for federal securities fraud which forms the only basis for federal jurisdiction. All of the defendants have moved to dismiss the Second Amended Complaint on various grounds, including, but not limited to, the ground that the plaintiff Mr. Meide lacks standing to bring the claims since the purchases of securities were made by Jacksonville Injury Center, LLC, rather than Mr. Meide in his individual capacity.

On June 29, 2020, an attorney entered an appearance for Mr. Meide and filed (i) a motion to substitute Jacksonville Injury Center, LLC as the plaintiff and (ii) a motion for leave to file an amended complaint. All of the defendants have filed oppositions to the motion to substitute and motion for leave to amend. The proposed new complaint continues to allege fraud, but also purports to plead a shareholder derivative lawsuit in connection with a claim of an improper transfer of assets to the Company. The new proposed complaint also names the Company as a new defendant. Discovery in the matter has been stayed since July of 2019. The matter is set for trial in September of 2020, but we do not expect the trial to go forward given the pending motions to dismiss and stay of discovery.

On September 4, 2020, the court entered an order dismissing with prejudice Mr. Meide’s claim for federal securities fraud. In its order, the court directed the clerk of court to enter judgment in favor of PEC and related defendants on Mr. Meide’s claim for federal securities fraud. The court also denied Mr. Meide’s attempt to file a third amended complaint or substitute plaintiffs in the action. The court dismissed without prejudice the remaining state law claims on the ground that the court declined to exercise supplemental jurisdiction over them. The state law claims may be reasserted in state court. The court also reserved jurisdiction to determine whether an award of sanctions against Mr. Meide is appropriate. The court has ordered the parties to mediation with respect to the issue of sanctions and, in the event that the mediation is unsuccessful, the court has indicated that it will set a deadline for the filing of any motions for an award of sanctions against Mr. Meide. The court-ordered mediation is set for December 10, 2020

On June 8, 2020, Andrew Kriss and Eric Lerner (the “Plaintiffs”) filed a Summons with Notice in the Supreme Court of the State of New York, Nassau County naming as defendants the Company, PEC, John Textor and Frank Patterson, among others (Index No. 605474/20). On November 12, 2020, Plaintiffs filed a Complaint, which asserts claims for breach of express contract and implied duties, fraud in the inducement, unjust enrichment, conversion, declaratory relief, fraud and fraudulent conveyance. The claims arise from an alleged relationship between Plaintiffs and defendant PEC. Plaintiffs seek monetary damages in an amount to be proven at trial, but not less than six million dollars ($6,000,000). The Company intends to vigorously defend this litigation.

FaceBank Group, Inc Pre-Merger [Member]
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Litigation

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. Legal expenses associated with any contingency are expensed as incurred.

In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $524,000 which remains on the balance sheet as a liability at March 31, 2020 and December 31, 2019. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018 plaintiff, Scott Meide, filed a pro se (unrepresented by counsel) complaint in the United States District Court for the Middle District of Florida, Jacksonville Division, against PEC, now a subsidiary of the Company, naming its former officers among others as defendants. The Company’s position is that the pro se Complaint is defamatory, without merit in fact or law and represents an extortive attempt to coerce payment under threat of reputational harm. The Company’s subsidiaries and affiliates filed a motion to dismiss on September 25, 2018. On July 24, 2019, all counts of the complaint were dismissed in favor of the Company’s subsidiaries and affiliates. Mr. Meide was afforded the opportunity to file an amended complaint for a portion of his claims, and such amendment was filed on September 24, 2019. On October 6, 2019, Judge Marcia Morales Howard ordered Mr. Meide’s amended complaint stricken, describing the filing as insufficient and having failed to identify facts necessary to support its allegations, and offering Mr. Meide “one final opportunity to properly state his claims” with an amended complaint. Mr. Meide’s third attempt to submit a sufficient complaint was filed on November 1, 2019. The Company’s subsidiaries and affiliates plan to reaffirm their motions to dismiss and the Company believes Mr. Meide’s final amended complaint will also be dismissed. The Company plans to the ask the court for an award of sanctions and attorney fees in connection with Mr. Meide’s filing of a frivolous lawsuit.

Note 16 - Commitments and Contingencies

Litigation

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. Legal expenses associated with any contingency are expensed as incurred. In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $524,000 which remains on the balance sheet as a liability at December 31, 2019 and 2018. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018 plaintiff, Scott Meide, filed a pro se (unrepresented by counsel) complaint in the United States District Court for the Middle District of Florida, Jacksonville Division, against PEC, now a subsidiary of the Company, naming its former officers among others as defendants. The Company’s position is that the pro se Complaint is defamatory, without merit in fact or law and represents an extortive attempt to coerce payment under threat of reputational harm. The Company’s subsidiaries and affiliates filed a motion to dismiss on September 25, 2018. On July 24, 2019, all counts of the complaint were dismissed in favor of the Company’s subsidiaries and affiliates. Mr. Meide was afforded the opportunity to file an amended complaint for a portion of his claims, and such amendment was filed on September 24, 2019. On October 6, 2019, Judge Marcia Morales Howard ordered Mr. Meide’s amended complaint stricken, describing the filing as insufficient and having failed to identify facts necessary to support its allegations, and offering Mr. Meide “one final opportunity to properly state his claims” with an amended complaint. Mr. Meide’s third attempt to submit a sufficient complaint was filed on November 1, 2019. The Company’s subsidiaries and affiliates plan to reaffirm their motions to dismiss and the Company believes Mr. Meide’s final amended complaint will also be dismissed. The Company plans to the ask the court for an award of sanctions and attorney fees in connection with Mr. Meide’s filing of a frivolous lawsuit.

On June 25, 2018, prior to our acquisition of a majority interest in PEC, an office space vendor filed a complaint against such company (Case#: CIV1802192) in the Superior Court of the State of California, Marin County asserting breach of contract, breach of implied covenant of good faith and fair dealing, intentional misrepresentation, and negligent misrepresentation. The Company’s subsidiary then responded with affirmative defenses on September 27, 2018. The Company reached an out of court settlement on December 19, 2018 with the vendor and the case was dismissed on January 24, 2019. During the year ended December 31, 2019, the Company issued 18,935 shares of its common stock, at a fair value of approximately $0.1 million or $6.90 per share, in connection with this lease settlement.